Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
The following is a tabular presentation of pay vs performance presenting certain information regarding the compensation earned by the Chief Executive Officer (our Principal Executive Officer (or "PEO")) and the Named Executive Officers (or "NEO's"), and comparing such information to a "total shareholder return" (or "TSR") measure.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total Non-PEO NEO's(3) ($)	Average Compensation Actually Paid to Non-PEO NEO's(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions)(7)($)	Operating Ratio(8) (%)
					TSR(5) ($)	Peer Group TSR(6) ($)
2024	1,070,507	1,070,507	365,517	360,911	56.33	146.78	$(29.7)	101.9%
2023	1,012,483	1,012,483	408,884	409,249	71.11	152.09	14.8	96.5%
2022	839,665	839,665	340,087	342,053	76.09	138.87	133.6	80.5%
2021	797,900	797,900	254,162	252,011	82.99	155.32	79.3	82.6%
2020	820,753	820,753	301,232	297,315	86.34	112.49	70.8	85.5%

(1)	Reflects compensation amounts reported in the Summary Compensation Table (the “SCT”) for our PEO, Michael J. Gerdin, for the respective years shown.
(2)	For 2024, 2023, 2022, 2021, and 2020, the only compensation received by Mr. Gerdin was reported in the “Salary” and “All Other Compensation” columns of the SCT and Mr. Gerdin does not receive any stock awards from the Company. Therefore, no adjustments were made to determine the compensation actually paid to Mr. Gerdin.
(3)	The following non-PEO named executive officers are included in the average figures shown:
2024: Christopher A. Strain, Kent D. Rigdon, David P. Millis, Michael P. Donovan and Joshua S. Helmich.
2023: Christopher A. Strain, Kent D. Rigdon, David P. Millis, Todd A. Smith and Michael P. Donovan.
2022: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Todd A. Smith.
2021: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Jo A. Borden.
2020: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Jo A. Borden.
(4)	To calculate the compensation actually paid for our non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Stock and Option Awards Reported in the Summary Compensation Table ($)	Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY ($)	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY ($)	Add Vesting-Date Fair Value of Awards Granted During the Covered FY that Vested During the Covered FY ($)	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	365,517	(84,876)	—	—	84,876	(4,606)	360,911
2023	408,884	(22,967)	10,712	(2,160)	12,721	2,059	409,249
2022	340,087	(51,039)	12,886	—	40,119	—	342,053
2021	254,162	(2,511)	—	(320)	2,511	(1,831)	252,011
2020	301,232	(55,341)	22,625	(2,397)	31,179	17	297,315

(5)	The total shareholder returns assumes that $100 was invested on December 31, 2019 in the Company and that dividends were reinvested when and as paid.

(6)	The Peer Group TSR assumes that $100 was invested on December 31, 2019 in the Peer Group made up of the six companies listed in the Compensation Discussion and Analysis section of this proxy statement (Covenant Logistics Group, Inc., Knight-Swift Transportation Holdings Inc., Marten Transport, Ltd., P.A.M Transportation Services, Inc., Schneider National, Inc., and Werner Enterprises, Inc.) and that dividends were reinvested when and as paid. In 2022, we used a peer group consisting of Covenant Logistics Group, Inc., Knight-Swift Transportation Holdings Inc., Marten Transport, Ltd., P.A.M Transportation Services, Inc., U.S. Xpress Enterprises, Inc., and Werner Enterprises, Inc. (collectively, the “Former Peer Group”). We substituted Schneider National, Inc. for U.S. Xpress Enterprises, Inc. because U.S. Xpress Enterprises, Inc. was acquired by Knight-Swift Transportation Holdings Inc. in July 2023 and is therefore no longer a public company. The TSR for the Former Peer Group was $115.69 for 2020, $160.35 for 2021, and $142.26 for 2022. It is impracticable to calculate the TSR for the Former Peer Group for 2023 and 2024 as information regarding U.S. Xpress Enterprises, Inc. for those years is not available as it is no longer a public company.
(7)	Reflects Net Income in the Company’s Consolidated Statements of Comprehensive Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021, and 2020.
(8)	Our company-selected measure is Operating Ratio, which is described below.

Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4) To calculate the compensation actually paid for our non-PEO NEOs, the following adjustments were made to SCT total compensation, calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown:

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Deduct Stock and Option Awards Reported in the Summary Compensation Table ($)	Add YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY ($)	Add Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY ($)	Add Vesting-Date Fair Value of Awards Granted During the Covered FY that Vested During the Covered FY ($)	Add Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	365,517	(84,876)	—	—	84,876	(4,606)	360,911
2023	408,884	(22,967)	10,712	(2,160)	12,721	2,059	409,249
2022	340,087	(51,039)	12,886	—	40,119	—	342,053
2021	254,162	(2,511)	—	(320)	2,511	(1,831)	252,011
2020	301,232	(55,341)	22,625	(2,397)	31,179	17	297,315

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the cumulative total shareholder return of the Company and the Peer Group for 2024, 2023, 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Net Income [Text Block]
The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s net income for 2024, 2023, 2022, 2021, and 2020 is represented by the graph below:

Compensation Actually Paid vs. Operating Ratio [Text Block]
The relationship between the compensation actually paid to the PEO and the average compensation actually paid to the non-PEO NEOs and the Company’s Operating Ratio for 2024, 2023, 2022, 2021, and 2020 is represented by the graph below:

Tabular List [Text Block]
Tabular Disclosure of the Most Important Measures to Link Compensation Actually Paid for 2024 to Company Performance

The following three financial metrics were the most important measures used to link compensation actually paid for 2024 to Company Performance. Please see the Compensation Discussion and Analysis section for a further description of the metrics used in the Company's executive compensation program.

Total Shareholder Return - Key metric in determining salary and equity awards. This metric, which compares Company TSR to the TSR of comparable publicly traded peers operating in the transportation industry. The Compensation Committee utilizes this metric for decisions on base salary and equity awards as discussed in the “Compensation Discussion and Analysis.

Net Income - Key metric in determining salary and equity awards.

Operating Ratio - Key metric in determining salary and equity awards and is defined as operating expenses as a percentage of operating revenues. The Compensation Committee believes that this metric represents the overall operating effectiveness of the Company, as compared to other publicly traded trucking companies, and is an important measure to be considered when making decisions on salary and equity awards.

PEO Total Compensation Amount	$ 1,070,507	$ 1,012,483	$ 839,665	$ 797,900	$ 820,753
PEO Actually Paid Compensation Amount	1,070,507	1,012,483	839,665	797,900	820,753
Total Shareholder Return Amount	56.33	71.11	76.09	82.99	86.34
Peer Group Total Shareholder Return Amount	146.78	152.09	138.87	155.32	112.49
Net Income	$ (29,700,000)	$ 14,800,000	$ 133,600,000	$ 79,300,000	$ 70,800,000
Company Selected Measure Amount	101.90%	96.50%	80.50%	82.60%	85.50%
Non-PEO NEO Average Total Compensation Amount	$ 365,517	$ 408,884	$ 340,087	$ 254,162	$ 301,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 360,911	409,249	342,053	252,011	297,315
Named Executive Officers, Footnote [Text Block]

The following non-PEO named executive officers are included in the average figures shown:
2024: Christopher A. Strain, Kent D. Rigdon, David P. Millis, Michael P. Donovan and Joshua S. Helmich.
2023: Christopher A. Strain, Kent D. Rigdon, David P. Millis, Todd A. Smith and Michael P. Donovan.
2022: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Todd A. Smith.
2021: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Jo A. Borden.
2020: Christopher A. Strain, Kent D. Rigdon, David P. Millis and Jo A. Borden.

Adjustment to PEO Compensation, Footnote [Text Block]	For 2024, 2023, 2022, 2021, and 2020, the only compensation received by Mr. Gerdin was reported in the “Salary” and “All Other Compensation” columns of the SCT and Mr. Gerdin does not receive any stock awards from the Company. Therefore, no adjustments were made to determine the compensation actually paid to Mr. Gerdin.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR assumes that $100 was invested on December 31, 2019 in the Peer Group made up of the six companies listed in the Compensation Discussion and Analysis section of this proxy statement (Covenant Logistics Group, Inc., Knight-Swift Transportation Holdings Inc., Marten Transport, Ltd., P.A.M Transportation Services, Inc., Schneider National, Inc., and Werner Enterprises, Inc.) and that dividends were reinvested when and as paid. In 2022, we used a peer group consisting of Covenant Logistics Group, Inc., Knight-Swift Transportation Holdings Inc., Marten Transport, Ltd., P.A.M Transportation Services, Inc., U.S. Xpress Enterprises, Inc., and Werner Enterprises, Inc. (collectively, the “Former Peer Group”). We substituted Schneider National, Inc. for U.S. Xpress Enterprises, Inc. because U.S. Xpress Enterprises, Inc. was acquired by Knight-Swift Transportation Holdings Inc. in July 2023 and is therefore no longer a public company. The TSR for the Former Peer Group was $115.69 for 2020, $160.35 for 2021, and $142.26 for 2022. It is impracticable to calculate the TSR for the Former Peer Group for 2023 and 2024 as information regarding U.S. Xpress Enterprises, Inc. for those years is not available as it is no longer a public company.
Company Selected Measure Name [Text Block]	Operating Ratio
PEO Name [Text Block]	Michael J. Gerdin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Ratio
Non-PEO NEO [Member] Stock and Option Awards Reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (84,876)	(22,967)	(51,039)	(2,511)	(55,341)
Non-PEO NEO [Member] YE Fair Value of Awards Granted During the Covered FY that are Outstanding and Unvested as of the End of the Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	10,712	12,886	0	22,625
Non-PEO NEO [Member] Change in Fair Value as of the End of the Covered FY for Awards Granted in a Prior FY that are Outstanding and Unvested as of the Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	0	(2,160)	0	(320)	(2,397)
Non-PEO NEO [Member] Vesting-Date Fair Value of Awards Granted During the Covered FY that Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	84,876	12,721	40,119	2,511	31,179
Non-PEO NEO [Member] Change in Fair Value as of the Vesting Date for Awards Granted in a Prior FY that Vested During the Covered FY [Member]
Pay vs Performance Disclosure [Line Items]
Adjustment to Compensation Amount	$ (4,606)	$ 2,059	$ 0	$ (1,831)	$ 17